SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 12, 2020	Oct. 22, 2020	Aug. 25, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Nov. 16, 2020	Aug. 13, 2020
Proceeds from notes payable				$ 319,000	$ 247,000	$ 534,000	$ 500,945
Accrued interest conversion fees						2,000
Common stock conversion value						164,000
Debt conversion converted instrument, principal amount				$ 175,867	$ 272,695	$ 999,479	$ 257,767
Common stock, shares issued				116,506,895		103,164,460	29,824,187
Second Tranche [Member]
Proceeds from notes payable		$ 250,000
Amount recevaviable under second tranche		$ 271,739
Preferred Stock Series B [Member]
Preferred stock, shares issued				430,000		430,000	300,000
Preferred stock, par value				$ 0.001		$ 0.001	$ 0.001
Subsequent Event [Member]
Debt conversion converted instrument, principal amount	$ 50,000
Debt conversion converted instrument, shares issued	5,391,726
Debt conversion converted instrument, accrued interest	$ 4,352
Debt conversion converted instrument, conversion fees	$ 500
Subsequent Event [Member] | Amendment to Securities Purchase Agreement [Member]
Notes payable to Eagle								$ 543,478
Board of Directors [Member]
Authorized shares									770,000,000
Common stock, shares issued						13,342,435
Common shares designated									750,000,000
Preferred stock, shares issued									20,000,000
Board of Directors [Member] | Preferred Stock Series B [Member]
Preferred stock, par value			$ 0.001
Common stock shares convertible			100